Transactions with Related Parties, Summary (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Assets [Abstract]
Due from related parties - current	$ 11,218,334	$ 6,393,625
Due from related party - non-current	2,893,839	3,504,667
Investment in related party - non-current	117,564,356	117,560,467
Liabilities [Abstract]
Due to related party - current	1,104,166	889,020
Related Party [Member]
Liabilities [Abstract]
Current portion of long-term debt, related party, net	0	9,970,623
Long-term debt, related party, net	0	89,921,162
Accrued interest - current	0	364,205
Related Party [Member] | Castor Ships [Member]
Assets [Abstract]
Due from related parties - current	2,108,290	1,407,506
Due from related party - non-current	2,893,839	3,504,667
Related Party [Member] | Pavimar [Member]
Assets [Abstract]
Due from related parties - current	440,030	1,405,049
Related Party [Member] | Toro [Member]
Assets [Abstract]
Investment in related party - non-current	117,564,356	117,560,467
Liabilities [Abstract]
Due to related party - current	1,104,166	687,500
Current portion of long-term debt, related party, net	0	9,970,623
Long-term debt, related party, net	0	89,921,162
Accrued interest - current	0
Related Party [Member] | MPC Capital [Member]
Assets [Abstract]
Due from related parties - current	8,670,014	3,581,070
Liabilities [Abstract]
Due to related party - current	$ 0	$ 201,520